Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares not subject to outstanding awards
Amount Registered | shares	5,425,826
Proposed Maximum Offering Price per Unit	1.15
Maximum Aggregate Offering Price	$ 6,239,699.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 861.70
Offering Note	Pursuant to Rule 416(a) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), this registration statement also covers an indeterminate number of additional common shares (the "Shares") of Largo Inc. (the "Company") that may be offered and issued to prevent dilution resulting from share dividends, share splits, reverse share splits, combinations of shares, spin-offs, recapitalizations, mergers or similar capital adjustments as provided in the Company's Amended and Restated Share Compensation Plan (the "Plan"). Represents Shares to be issued pursuant to future awards under the Plan. Calculated in accordance with Rule 457(c) and (h) under the U.S. Securities Act based on the average of the high and low prices for the Shares reported on the Nasdaq Capital Market on January 6, 2026, which was $1.15 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares subject to outstanding options
Amount Registered | shares	1,635,913
Proposed Maximum Offering Price per Unit	3.07
Maximum Aggregate Offering Price	$ 5,022,252.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 693.57
Offering Note	Represents Shares that may be issued upon the exercise of outstanding options granted under the Plan. Based on weighted average exercise price of CAD$4.24 of options granted under the Plan outstanding as of January 6, 2026. On January 6, 2026, the Bank of Canada average daily rate of exchange was $1.00 = CAD$1.3789.